UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5723

Name of Fund:  BlackRock Developing Capital Markets Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Developing Capital Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 01/01/07 - 03/31/07

Item 1 - Schedule of Investments


BlackRock Developing Capital Markets Fund, Inc.


Consolidated Schedule of Investments as of March 31, 2007                                                       (in U.S. dollars)

                                                         Shares
                    Industry                               Held   Common Stocks                                         Value
Africa

South               Commercial Banks - 2.6%             174,480   Nedbank Group Ltd.                              $     3,391,230
Africa - 10.1%                                          226,830   Standard Bank Group Ltd.                              3,339,368
                                                                                                                  ---------------
                                                                                                                        6,730,598

                    Commercial Services &               120,760   Raubex Group Ltd. (c)                                   302,129
                    Supplies - 0.1%

                    Diversified Financial             1,303,150   FirstRand Ltd.                                        4,418,980
                    Services - 1.7%

                    Food Products - 1.6%                165,110   Tiger Brands Ltd.                                     4,028,461

                    Media - 0.7%                         68,230   Naspers Ltd.                                          1,650,612

                    Metals & Mining - 1.3%                8,368   Anglo Platinum Ltd.                                   1,320,170
                                                         63,816   Impala Platinum Holdings Ltd.                         2,005,746
                                                                                                                  ---------------
                                                                                                                        3,325,916

                    Oil, Gas & Consumable               159,280   Sasol Ltd.                                            5,314,456
                    Fuels - 2.1%

                                                                  Total Common Stocks in Africa - 10.1%                25,771,152


Europe

Hungary - 0.6%      Commercial Banks - 0.6%              24,420   OTP Bank Rt.                                          1,392,241

                                                                  Total Common Stocks in Hungary                        1,392,241


Poland - 2.1%       Commercial Banks - 2.1%             327,400   Powszechna Kasa Oszczednosci Bank Polski SA           5,453,839

                                                                  Total Common Stocks in Poland                         5,453,839


Russia - 12.9%      Commercial Banks - 2.1%              14,850   Sberbank RF (a)                                       5,294,025

                    Diversified Telecommunication        83,500   AFK Sistema (a)(c)                                    2,338,000
                    Services - 0.9%

                    Electric Utilities - 1.1%            21,590   Unified Energy System (a)                             2,925,445

                    Metals & Mining - 2.7%              156,040   Cherepovets MK Severstal (a)                          2,145,550
                                                         14,334   MMC Norilsk Nickel (a)                                2,723,460
                                                         65,810   Novolipetsk Steel (a)                                 1,903,686
                                                                                                                  ---------------
                                                                                                                        6,772,696

                    Oil, Gas & Consumable                30,200   LUKOIL (a)                                            2,609,280
                    Fuels - 6.1%                         24,070   NovaTek OAO (a)                                       1,384,025
                                                        276,826   OAO Gazprom (a)                                      11,571,327
                                                                                                                  ---------------
                                                                                                                       15,564,632

                                                                  Total Common Stocks in Russia                        32,894,798


Turkey - 2.8%       Commercial Banks - 0.0%                   1   Turkiye Is Bankasi (Isbank) - 'C' Shares                      5

                    Industrial                        1,562,800   Dogan Sirketler Grubu Holdings                        2,604,667
                    Conglomerates - 2.3%                236,117   Enka Insaat Ve Sanayi AS                              3,205,899
                                                                                                                  ---------------
                                                                                                                        5,810,566

                    Media - 0.5%                        470,051   Hurriyet Gazetecilik AS                               1,391,243

                                                                  Total Common Stocks in Turkey                         7,201,814


United              Metals & Mining - 1.1%              122,290   BHP Billiton Plc                                      2,726,540
Kingdom - 1.1%

                                                                  Total Common Stocks in the United Kingdom             2,726,540

                                                                  Total Common Stocks in Europe - 19.5%                49,669,232


Latin America

Argentina - 1.0%    Energy Equipment &                   58,570   Tenaris SA (a)                                        2,688,363
                    Services - 1.0%

                                                                  Total Common Stocks in Argentina                      2,688,363


Brazil - 16.8%      Beverages - 1.4%                     66,528   Cia de Bebidas das Americas (Preference Shares) (a)   3,656,379

                    Building Products - 0.7%             93,366   Duratex SA (Preference Shares)                        1,842,124

                    Commercial Banks - 2.5%             154,683   Banco Bradesco SA (a)                                 6,255,381

                    Household Durables - 1.3%           363,404   Cyrela Brazil Realty SA                               3,372,463

                    Independent Power Producers &   167,050,000   Cia Energetica de Sao Paulo (Preference Shares) (c)   2,270,252
                    Energy Traders - 0.9%

                    Media - 0.9%                        101,600   Vivax SA (c)                                          2,293,064

                    Metals & Mining - 3.0%              119,292   Companhia Vale do Rio Doce (Preference 'A'
                                                                  Shares) (a)                                           3,731,454
                                                         81,840   Usinas Siderurgicas de Minas Gerais SA
                                                                  (Preference 'A' Shares)                               3,963,498
                                                                                                                  ---------------
                                                                                                                        7,694,952

                    Multiline Retail - 1.8%          37,760,000   Lojas Americanas SA (Preference Shares)               2,382,566
                                                        167,556   Lojas Renner SA                                       2,171,405
                                                                                                                  ---------------
                                                                                                                        4,553,971

                    Oil, Gas & Consumable                59,930   Petroleo Brasileiro SA (a)                            5,354,746
                    Fuels - 2.1%

                    Real Estate Management &            138,027   Rodobens Negocios Imobiliarios SA (c)                 1,306,333
                    Development - 0.5%

                    Road & Rail - 1.7%                  346,110   All America Latina Logistica SA                       4,196,393

                                                                  Total Common Stocks in Brazil                        42,796,058


Mexico - 7.4%       Construction & Engineering - 0.5%   357,463   Empresas ICA Sociedad Controladora, SA de CV (c)      1,380,207

                    Food & Staples Retailing - 0.5%     475,990   Controladora Comercial Mexicana, SA de CV             1,341,090

                    Household Durables - 1.2%           527,319   Corporacion GEO, SA de CV Series B (c)                3,066,961

                    Media - 1.1%                         90,730   Grupo Televisa, SA (a)                                2,703,754

                    Wireless Telecommunication          216,551   America Movil, SA de CV (a)                          10,348,972
                    Services - 4.1%

                                                                  Total Common Stocks in Mexico                        18,840,984

                                                                  Total Common Stocks in Latin America - 25.2%         64,325,405


Middle East

Israel - 2.0%       Pharmaceuticals - 2.0%               53,834   Teva Pharmaceutical Industries Ltd.                   1,991,262
                                                         81,446   Teva Pharmaceutical Industries Ltd. (a)               3,048,524

                                                                  Total Common Stocks in Israel                         5,039,786


Oman - 0.9%         Commercial Banks - 0.9%             203,381   Bank Muscat SAOG (a)                                  2,257,529

                                                                  Total Common Stocks in Oman                           2,257,529

                                                                  Total Common Stocks in the Middle East - 2.9%         7,297,315


Pacific Basin/Asia

China - 9.5%        Chemicals - 0.7%                  3,338,100   Bio-Treat Technology Ltd.                             1,848,205

                    Food Products - 1.1%              3,890,000   Chaoda Modern Agriculture Holdings Ltd.               2,728,252

                    Independent Power Producers &     6,634,000   Huadian Power International Co.                       2,377,321
                    Energy Traders - 0.9%

                    Metals & Mining - 1.0%            3,873,000   Hunan Non-Ferrous Metal Corp. Ltd. (c)                2,572,582

                    Oil, Gas & Consumable             3,606,000   China Petroleum & Chemical Corp.                      3,050,574
                    Fuels - 3.3%                      4,432,000   PetroChina Co. Ltd.                                   5,258,161
                                                                                                                  ---------------
                                                                                                                        8,308,735

                    Wireless Telecommunication          705,000   China Mobile Ltd. (c)                                 6,410,731
                    Services - 2.5%

                                                                  Total Common Stocks in China                         24,245,826


India - 1.7%        Construction & Engineering - 0.4%   187,600   Prajay Engineers Syndicate Ltd.                         947,819

                    Electrical Equipment - 0.9%          45,100   Bharat Heavy Electricals Ltd.                         2,346,414

                    Household Durables - 0.4%           176,813   DS Kulkarni Developers Ltd.                           1,099,361

                                                                  Total Common Stocks in India                          4,393,594

Indonesia - 0.9%    Real Estate Management &         21,407,500   Ciputra Development Tbk PT (c)                        2,158,345
                    Development - 0.9%

                                                                  Total Common Stocks in Indonesia                      2,158,345

Malaysia - 4.3%     Commercial Banks - 2.1%             932,000   Commerce Asset Holdings Bhd                           2,682,111
                                                        733,000   Malayan Banking Bhd                                   2,713,637
                                                                                                                  ---------------
                                                                                                                        5,395,748

                    Diversified Financial               696,000   Bursa Malaysia Bhd                                    2,234,447
                    Services - 0.9%


                    Electric Utilities - 1.3%         1,017,000   Tenaga Nasional Bhd                                   3,353,232

                    Industrial Conglomerates - 0.0%      16,400   Malaysian Resources Corp. Bhd (c)                        10,625

                                                                  Total Common Stocks in Malaysia                      10,994,052


Philippines - 2.4%  Diversified Financial               242,000   Ayala Corp.                                           2,808,705
                    Services - 1.1%

                    Real Estate Management &          8,268,200   Robinsons Land Corp.                                  3,341,552
                    Development - 1.3%

                                                                  Total Common Stocks in the Philippines                6,150,257


South               Building Products - 1.2%             10,119   KCC Corp.                                             3,060,008
Korea - 12.2%
                    Capital Markets - 0.9%              103,440   Daishin Securities Co. Ltd.                           2,413,380

                    Commercial Banks - 3.7%             160,120   Industrial Bank of Korea                              3,208,187
                                                         54,771   Kookmin Bank                                          4,913,555
                                                         94,920   Pusan Bank                                            1,412,500
                                                                                                                  ---------------
                                                                                                                        9,534,242

                    Construction & Engineering - 1.5%    41,590   GS Engineering & Construction Corp.                   3,722,234

                    Metals & Mining - 1.4%                8,360   POSCO                                                 3,509,992

                    Semiconductors & Semiconductor       10,482   Samsung Electronics Co., Ltd.                         6,272,710
                    Equipment - 2.5%

                    Wireless Telecommunication           12,260   SK Telecom Co., Ltd.                                  2,495,525
                    Services - 1.0%

                                                                  Total Common Stocks in South Korea                   31,008,091


Pacific Basin/Asia

Taiwan - 7.0%       Communications Equipment - 1.1%   1,644,667   D-Link Corp.                                          2,887,561

                    Computers & Peripherals - 2.9%    5,874,000   Compal Electronics, Inc.                              4,970,144
                                                      1,946,917   Lite-On Technology Corp.                              2,515,131
                                                                                                                  ---------------
                                                                                                                        7,485,275

                    Semiconductors & Semiconductor      246,000   MediaTek, Inc.                                        2,824,852
                    Equipment - 3.0%                    500,000   Novatek Microelectronics Corp. Ltd.                   2,160,641
                                                      1,232,000   Taiwan Semiconductor Manufacturing Co., Ltd.          2,527,886
                                                                                                                  ---------------
                                                                                                                        7,513,379

                                                                  Total Common Stocks in Taiwan                        17,886,215

                                                                  Total Common Stocks in the
                                                                  Pacific Basin/Asia - 38.0%                           96,836,380

                                                                  Total Common Stocks
                                                                  (Cost - $199,171,498) - 95.7%                       243,899,484



                                                                  Structured Notes
Pacific Basin/Asia

India - 2.0%        Capital Markets - 2.0%              143,300   Morgan Stanley (Bharti Tele-Ventures Ltd.),
                                                                  due 8/10/2007                                         2,511,290
                                                        119,130   Morgan Stanley (Satyam Computer Services Ltd.),
                                                                  due 4/11/2007                                         2,571,302

                                                                  Total Structured Notes (Cost - $3,887,812) - 2.0%     5,082,592



                                                     Beneficial
                                                       Interest   Short-Term Securities
                                                USD   9,541,852   BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series, 5.26% (b)(d)                       9,541,852

                                                                  Total Short-Term Securities
                                                                  (Cost - $9,541,852) - 3.7%                            9,541,852

                                                                  Total Investments
                                                                  (Cost - $212,601,162*) - 101.4%                     258,523,928
                                                                  Liabilities in Excess of Other Assets - (1.4%)      (3,682,442)
                                                                                                                  ---------------
                                                                  Net Assets - 100.0%                             $   254,841,486
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $         212,813,965
                                              =====================
    Gross unrealized appreciation             $          49,103,812
    Gross unrealized depreciation                       (3,393,849)
                                              ---------------------
    Net unrealized appreciation               $          45,709,963
                                              =====================

(a) Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                     $  (10,776,550)      $    285,138


(c) Non-income producing security.

(d) Represents the current yield as of March 31, 2007.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Forward foreign exchange contracts as of March 31, 2007 were as follows:

    Foreign Currency                                              Unrealized
    Purchased                             Settlement Date       Appreciation

    ZAR   771,659                            April 2007          $       358
                                                                 -----------
    Total Unrealized Appreciation on Forward Foreign
    Exchange Contracts - Net (USD Commitment - $105,888)         $       358
                                                                 ===========

  o Currency Abbreviations:
    USD   U.S. Dollar
    ZAR   South African Rand



Item 2 -   Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -   Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Developing Capital Markets Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Developing Capital Markets Fund, Inc.


Date:  May 21, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Developing Capital Markets Fund, Inc.


Date:  May 21, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Developing Capital Markets Fund, Inc.


Date:  May 21, 2007